UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MCDANIEL TERRY & CO
Address: 2630 Exposition Blvd.
         Suite 300
         Austin, TX  78703

13F File Number:  28-04015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Terry McDaniel
Title:    President
Phone:    512-495-9500
Signature, Place, and Date of Signing:

    Terry McDaniel    Austin, Texas    May 12 , 2011


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
N/A

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Form 13F Summary Page

Report Summary:

Number of other included managers:      0

Form 13F Information Table Entry Total: 37

Form 13F Information Table Value Total: $242,085 (thousands)

List of Other Included Managers:	none



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100      327     6667 SH       Sole                                       6667
Apple Computer                 COM              037833100     2940     8435 SH       Sole                                       8435
Automatic Data Processing Inc  COM              053015103     7854   153065 SH       Sole                                     153065
Canon Inc. ADR                 COM              138006309     7223   166609 SH       Sole                                     166609
Chevron Corp                   COM              166764100      203     1892 SH       Sole                                       1892
Cisco Systems                  COM              17275R102     2966   172920 SH       Sole                                     172920
Coca Cola Co Com               COM              191216100     8683   130890 SH       Sole                                     130890
Donaldson Inc                  COM              257651109    13410   218802 SH       Sole                                     218802
Dorchester Minerals LP Com Uni COM              25820R105     1550    53023 SH       Sole                                      53023
Dover Corp                     COM              260003108     9575   145644 SH       Sole                                     145644
Echelon                        COM              27874n105      562    55500 SH       Sole                                      55500
Ecolab Inc                     COM              278865100     6935   135925 SH       Sole                                     135925
Emerson Electric Co            COM              291011104     8971   153538 SH       Sole                                     153538
Exxon Mobil Corp     Com       COM              30231g102     3282    39014 SH       Sole                                      39014
FedEx Corp                     COM              31428x106     6969    74497 SH       Sole                                      74497
Illinois Tool Works            COM              452308109     8242   153433 SH       Sole                                     153433
Intel Corp                     COM              458140100     3705   183616 SH       Sole                                     183616
Johnson & Johnson              COM              478160104     7176   121118 SH       Sole                                     121118
Luminex Corp Com               COM              55027E102     1009    53788 SH       Sole                                      53788
Microsoft Corp                 COM              594918104     4792   188744 SH       Sole                                     188744
Molex Inc.                     COM              608554101     7491   298208 SH       Sole                                     298208
National Instr Corp            COM              636518102     5659   172680 SH       Sole                                     172680
Nordson Corp                   COM              655663102    14534   126315 SH       Sole                                     126315
Novartis ADR                   COM              66987V109     6704   123340 SH       Sole                                     123340
Paccar                         COM              693718108     6450   123195 SH       Sole                                     123195
PepsiCo Inc                    COM              713448108     6378    99016 SH       Sole                                      99016
Permian Basin Rty Tr Unit Ben  COM              714236106      727    33333 SH       Sole                                      33333
Procter & Gamble               COM              742718109     9047   146860 SH       Sole                                     146860
Sabine Royalty Trust UBI       COM              785688102     4165    68666 SH       Sole                                      68666
San Juan Basin Royalty Trust   COM              798241105    22478   815910 SH       Sole                                     815910
Schlumberger Ltd               COM              806857108    10875   116612 SH       Sole                                     116612
Sigma Aldrich                  COM              826552101     9659   151777 SH       Sole                                     151777
Sysco Corp                     COM              871829107     6251   225685 SH       Sole                                     225685
Telefonica de Espana           COM              879382208     1028    40779 SH       Sole                                      40779
United Parcel Svc Cl B         COM              911312106     7213    97055 SH       Sole                                      97055
W.W. Grainger                  COM              384802104    10810    78518 SH       Sole                                      78518
Wal-Mart Stores                COM              931142103     6240   119887 SH       Sole                                     119887
REPORT SUMMARY		       37 DATA RECORDS		     242085         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

